Valuation results and net trading income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Results And Net Trading Income [Line Items]
CVA/DVA Adjustments on trading derivatives	€ 43	€ 98	€ 17
Fair value adjustments on own issued notes	745	65	(1)
Interest income on financial assets held for trading	18,593	13,737	13,412
Interest expense on financial liabilities held for trading	18,765	14,079	13,052
Trading securities
Valuation Results And Net Trading Income [Line Items]
Impact of interest rate volatility, EU IAS39 carve out adjustment	(10,713)	(1,218)
Trading gains and losses relating to trading securities	€ (157)	€ (268)	€ (690)